Inventories: (Tables)	12 Months Ended
Mar. 31, 2011
Inventories

“Inventories” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Telecommunications equipment to be sold	¥137,145	¥141,106
Materials and supplies	995	2,560
Other	3,137	2,691

Total	¥141,277	¥146,357